UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number 811-09583
                                                     ---------

                           UBS Eucalyptus Fund, L.L.C.
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                           51W 52nd Street, 23rd Floor
                               New York, NY 10019
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Steven S. Drachman
                         c/o UBS Financial Services Inc.
                           51W 52nd Street, 23rd Floor
                               New York, NY 10019
               ---------------------------------------------------
                    (Name and address of agent for service)

        registrant's telephone number, including area code: 212-882-5819
                                                            ------------


                      Date of fiscal year end: December 31
                                               -----------

                     Date of reporting period: June 30, 2008
                                               -------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                           UBS EUCALYPTUS FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)



                               SEMI ANNUAL REPORT
                  PERIOD FROM JANUARY 1, 2008 TO JUNE 30, 2008

                           UBS EUCALYPTUS FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)


                               SEMI ANNUAL REPORT
                  PERIOD FROM JANUARY 1, 2008 TO JUNE 30, 2008




                                    CONTENTS


Statement of Assets, Liabilities and Members' Capital ..............           1

Statement of Operations ............................................           2

Statements of Changes in Members' Capital ..........................           3

Statement of Cash Flows ............................................           4

Notes to Financial Statements ......................................           5

Schedule of Portfolio Investments ..................................          16

                                                     UBS EUCALYPTUS FUND, L.L.C.
                           STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------


                                                                                 JUNE 30, 2008

----------------------------------------------------------------------------------------------
ASSETS

Investment in securities, at fair value (cost $230,795,178)                       $210,260,252
Cash and cash equivalents                                                            5,234,759
Receivables:
  Due from brokers                                                                  96,025,657
  Investments sold, not settled                                                      3,642,486
  Interest                                                                             213,792
  Dividends                                                                            122,828
  Prepaid insurance                                                                     22,395
  Prepaid Directors' fees                                                                9,050
Other assets                                                                             9,245
----------------------------------------------------------------------------------------------

TOTAL ASSETS                                                                       315,540,464
----------------------------------------------------------------------------------------------

LIABILITIES

Securities sold, not yet purchased, at value (proceeds of sales $77,418,678)        76,106,771
Options written, at value (premiums $2,429,088)                                      2,182,993
Unrealized depreciation on swaps                                                       567,554
Payables:
  Due to brokers                                                                    53,640,100
  Investments purchased, not settled                                                 1,254,274
  Withdrawals payable                                                                  777,297
  Professional fees                                                                    212,999
  Management fee                                                                       192,420
  Interest payable                                                                     127,785
  Dividends                                                                             54,964
  Administration fee                                                                    46,430
  Other                                                                                 30,124
----------------------------------------------------------------------------------------------

TOTAL LIABILITIES                                                                  135,193,711
----------------------------------------------------------------------------------------------

NET ASSETS                                                                        $180,346,753
----------------------------------------------------------------------------------------------

MEMBERS' CAPITAL

Represented by:
Net capital contributions                                                         $199,934,983
Accumulated net unrealized depreciation on investments in securities, swaps,
  and other assets and liabilities denominated in foreign currencies               (19,588,230)
----------------------------------------------------------------------------------------------

MEMBERS' CAPITAL                                                                  $180,346,753
----------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                                         STATEMENT OF OPERATIONS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------


                                    PERIOD FROM JANUARY 1, 2008 TO JUNE 30, 2008

--------------------------------------------------------------------------------
INVESTMENT INCOME

Dividends (less foreign withholding taxes of $128,960)                               $  1,503,592
Interest                                                                                1,201,763
Other income                                                                               48,685
-------------------------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                                 2,754,040
-------------------------------------------------------------------------------------------------

EXPENSES

Management fee                                                                          1,257,386
Interest expense                                                                        1,047,362
Dividends                                                                                 655,718
Professional fees                                                                         132,265
Administration fee                                                                         93,294
Miscellaneous                                                                             126,021
-------------------------------------------------------------------------------------------------

TOTAL EXPENSES                                                                          3,312,046
-------------------------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                                      (558,006)
-------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS,
        SWAPS, SHORT SALES, WRITTEN OPTIONS AND FOREIGN CURRENCY TRANSACTIONS

Net realized gain/(loss) from:
  Investments                                                                         (12,457,931)
  Swaps                                                                                (2,203,245)
  Short sales                                                                          11,278,159
  Written options                                                                        (913,523)
  Foreign currency transactions                                                          (169,043)
Net change in unrealized appreciation/depreciation from:
  Investments                                                                         (28,432,034)
  Swaps                                                                                   373,034
-------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS FROM INVESTMENTS,
       SWAPS, SHORT SALES, WRITTEN OPTIONS AND FOREIGN CURRENCY TRANSACTIONS          (32,524,583)
-------------------------------------------------------------------------------------------------

NET DECREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS                             $(33,082,589)
-------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                       STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
                                                YEAR ENDED DECEMBER 31, 2007 AND
                        PERIOD FROM JANUARY 1, 2008 TO JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------


                                                                                 MANAGER             MEMBERS               TOTAL
-----------------------------------------------------------------------------------------------------------------------------------
MEMBERS' CAPITAL AT JANUARY 1, 2007                                           $ 15,824,834        $265,538,035         $281,362,869

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment loss                                                                4,884          (4,404,826)          (4,399,942)
  Net realized gain from investments, swaps
         and foreign currency transactions                                         450,062          82,151,211           82,601,273
  Net change in unrealized
         appreciation/depreciation from investments, swaps and other
         assets and liabilities denominated in foreign currencies                 (553,246)        (56,294,268)         (56,847,514)
Incentive Allocation                                                             4,404,098          (4,404,098)                  --
-----------------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN MEMBERS' CAPITAL
         DERIVED FROM OPERATIONS                                                 4,305,798          17,048,019           21,353,817
-----------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Members' withdrawals                                                         (16,070,642)        (50,220,970)         (66,291,612)
-----------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN MEMBERS' CAPITAL DERIVED
         FROM CAPITAL TRANSACTIONS                                             (16,070,642)        (50,220,970)         (66,291,612)
-----------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2007                                         $  4,059,990        $232,365,084         $236,425,074
-----------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment loss                                                         $     (1,431)       $   (556,575)        $   (558,006)
  Net realized loss from investments, swaps, short sales, written options,
         and foregn currency transactions                                           (2,723)         (4,462,860)          (4,465,583)
  Net change in unrealized appreciation/depreciation
         from investments and swaps                                                (26,996)        (28,032,004)         (28,059,000)
-----------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN MEMBERS' CAPITAL
         DERIVED FROM OPERATIONS                                                   (31,150)        (33,051,439)         (33,082,589)
-----------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Members' withdrawals                                                          (3,833,281)        (19,162,451)         (22,995,732)
-----------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN MEMBERS' CAPITAL DERIVED
         FROM CAPITAL TRANSACTIONS                                              (3,833,281)        (19,162,451)         (22,995,732)
-----------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT JUNE 30, 2008                                             $    195,559        $180,151,194         $180,346,753
-----------------------------------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                                         STATEMENT OF CASH FLOWS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------


                                                          PERIOD FROM JANUARY 1, 2008 TO JUNE 30, 2008

------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
Net decrease in Members' capital derived from operations                                 $ (33,082,589)
Adjustments to reconcile net decrease in Members' capital derived from operations to net cash used in operating activities:
  Purchases of investments                                                                (214,307,883)
  Proceeds from disposition of investments                                                 231,839,227
  Proceeds received from short sales                                                       157,669,693
  Cost to cover short sales                                                               (121,976,690)
  Net realized loss from investments, swaps, short sales and written options                 4,296,540
  Net change in unrealized appreciation/depreciation from investments and swaps             28,059,000
  Change in accretion of discount and amortization of premium                                   (4,746)
  Changes in assets and liabilities:
   (Increase) Decrease in assets:
       Due from brokers                                                                     (1,655,573)
       Investments sold, not settled                                                       (33,581,517)
       Interest                                                                                205,559
       Dividends                                                                               (13,623)
       Prepaid insurance                                                                       (22,395)
       Prepaid Directors' fees                                                                  (9,050)
       Other assets                                                                             (9,245)
   Increase (Decrease) in payables:
       Due to brokers                                                                      (15,893,655)
       Investments purchased, not settled                                                       37,212
       Professional fees                                                                       (28,901)
       Management fee                                                                          (97,667)
       Interest payable                                                                       (179,060)
       Dividends                                                                                39,676
       Administration fee                                                                        1,132
       Other                                                                                  (200,602)
------------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                                                    1,084,843

CASH FLOWS FROM FINANCING ACTIVITIES
Members' withdrawals                                                                       (20,674,601)
Manager withdrawals                                                                         (4,368,462)
------------------------------------------------------------------------------------------------------
NET CASH USED IN FINANCING ACTIVITIES                                                      (25,043,063)

Net decrease in cash and cash equivalents                                                  (23,958,220)
Cash and cash equivalents--beginning of the period                                          29,192,979
------------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS--END OF THE PERIOD                                             $   5,234,759
------------------------------------------------------------------------------------------------------

SUPPLEMENTAL CASH FLOWS DISCLOSURE:
      Interest paid                                                                      $   1,226,422
------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                                   NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2008

--------------------------------------------------------------------------------

1.       ORGANIZATION

         UBS Eucalyptus Fund, L.L.C. (the "Fund") was organized as a limited liability company under the laws of Delaware on August 26, 1999. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a closed-end, non-diversified management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund pursues its investment objective by investing primarily in equity and equity related securities of health sciences companies worldwide, with an emphasis on companies in the biotechnology and pharmaceuticals sectors. Although the Fund will invest primarily in publicly traded securities, it may invest up to 15% of the value of its total assets (measured at the time of purchase) in restricted securities and other investments which are illiquid. Private securities typically will be purchased in negotiated transactions and will include among others, common stock, preferred stock and private investments in public equities ("PIPEs"). The Fund also may invest in securities of both established and emerging companies, the securities of which may be denominated in foreign currencies. The Fund commenced operations on November 22, 1999.

         The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged UBS Eucalyptus Management, L.L.C. (the "Manager") a Delaware limited liability company, to provide investment advice to the Fund.

         The Manager is a joint venture between UBS Fund Advisor, L.L.C. ("UBSFA") and OrbiMed Advisers L.L.C. ("OrbiMed"). UBSFA is the Managing Member of the Manager and is a direct, wholly-owned subsidiary of UBS Americas, Inc., which is a wholly-owned subsidiary of UBS AG, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Investment professionals employed by OrbiMed manage the Fund's investment portfolio on behalf of the Manager under the oversight of UBSFA's personnel. OrbiMed is also registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

2.       SIGNIFICANT ACCOUNTING POLICIES

         A.  PORTFOLIO VALUATION

         Net asset value of the Fund is determined by or at the direction of the Manager as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

         Domestic exchange traded securities and securities included in the NASDAQ National Market System are valued at their last composite sales prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities are valued based upon their composite bid prices for securities held long, or their composite ask prices for securities sold, not yet purchased, as reported by such exchanges. Securities traded on a foreign securities exchange are valued at their last sales prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices, in the case of securities held long, or ask prices, in the case of securities sold, not yet purchased, as reported by such

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2008

--------------------------------------------------------------------------------

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         A.  PORTFOLIO VALUATION (CONTINUED)

         exchange. Listed options are valued using last sales prices as reported by the exchange with the highest reported daily volume for such options or, in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported. Other marketable securities for which market quotations are readily available are valued at their bid prices, or ask prices in the case of securities sold, not yet purchased, as obtained from one or more dealers making markets for such securities.

         If market quotations are not readily available, the securities described above are valued at fair value as determined in good faith by, or under the supervision of, the Directors. The Fund holds no such securities at June 30, 2008.

         When the Fund purchases restricted securities of a class that has been sold to the public or PIPEs, fair valuation would often be market value less a discount to reflect contractual or legal restrictions limiting resale for those securities. Such discount is reduced over the period of the restriction.

         Private securities including warrants are valued at fair value pursuant to the Fund's valuation procedures. In such situations, the Fund's investment is revalued in a manner that the Manager, following procedures approved by the Directors, determines best reflects its fair value. At each reporting date, privately held debt and equity
         securities  are  valued  based  on  an  analysis  of  various   factors
         including, but not limited to, the portfolio company's operating performance and financial condition and general market conditions that could impact the valuation. When an external event occurs, such as a purchase transaction, public offering or subsequent equity sale, the pricing indicated by that external event is utilized to corroborate the Fund's valuation of the debt and equity securities. The Fund periodically reviews the valuation of its portfolio companies that have not been involved in a qualifying external event to determine if the enterprise value of the portfolio company may have increased or decreased since the last valuation measurement date. The Fund may consider, but is not limited to, industry valuation methods such as price to enterprise value or price to equity ratios, discounted cash flows, valuation comparisons to comparable public companies or other industry benchmarks in its evaluation of the fair value of its investment.

         Fair value represents a good faith approximation of the value of an asset and is used where there is no public market or possibly no market at all for a company's securities. The fair value established may differ significantly from the values that would have been used had a ready market for the securities existed and the differences could be material. In addition, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different than the valuations currently assigned. As a result, the Fund's issuance or repurchase of its interests at a time when it owns securities that are valued at fair value may have the effect of diluting or increasing the economic interest of existing investors.

         All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2008

--------------------------------------------------------------------------------

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         A.  PORTFOLIO VALUATION (CONTINUED)

         close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close.

         On occasion, the values of such foreign securities and exchange rates may be affected by significant events occurring between the time when determination of such values or exchange rates are made and the time that the net asset value of the Fund is determined. When such significant events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities are valued at fair value as determined in good faith by, or under the supervision of, the Directors. The Fund held no such securities or liabilities at June 30, 2008.

         Foreign-denominated assets may involve more risks than domestic transactions, including political, economic, and regulatory risk. Risks may also arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

         The Fund may write (sell) put and call options on securities or derivative instruments in order to gain exposure to or protect against changes in the markets. When the Fund writes a call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets, Liabilities and Members' Capital as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security or derivative instrument, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund recognizes a realized capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security or derivative instrument and the proceeds from the sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received reduces the cost of the security or derivative instrument which the Fund purchases upon exercise of the option.

         In writing an option, the Fund bears the market risk of an unfavorable change in the price of the derivative instrument, security or currency underlying the written option. Exercise of an option written by a Fund could result in the Fund selling or buying a derivative instrument, security or currency at a price different from current market value.

         On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The adoption of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. FAS 157 was adopted as of January 1, 2008 by the Fund.

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2008

--------------------------------------------------------------------------------

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         A.  PORTFOLIO VALUATION (CONTINUED)

         Various inputs are used in determining the value of the fund's investments relating to FAS 157.

         These inputs are summarized in three broad levels listed below.

         LEVEL 1 -- quoted prices in active markets for identical securities. LEVEL 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
         LEVEL 3 -- significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

         The  inputs  or  methodology  used  for  valuing   securities  are  not
         necessarily an indication of the risk associated with investing in those securities.

         The following is a summary of the inputs used, as of June 30, 2008, in valuing the Fund's assets at fair value.


         ------------------------------------- ------------------- ---------------------- -----------------
                                                                                            INVESTMENT IN
                                                 INVESTMENTS IN       OTHER FINANCIAL      SECURITIES SOLD,
         VALUATION INPUTS                          SECURITIES          INSTRUMENTS *      NOT YET PURCHASED
         ------------------------------------- ------------------- ---------------------- -----------------
         Level 1 - Quoted Prices                  $200,794,920         $(2,182,993)          $(76,106,771)
         ------------------------------------- ------------------- ---------------------- -----------------
         Level 2 - Other Significant
         Observable Inputs                           9,465,332            (567,554)                    --
         ------------------------------------- ------------------- ---------------------- -----------------
         Level 3 - Other Significant
         Unobservable Inputs                                --                  --                     --
         ------------------------------------- ------------------- ---------------------- -----------------
         TOTAL                                    $210,260,252         $(2,750,547)          $(76,106,771)
         ------------------------------------- ------------------- ---------------------- -----------------

         * Other Financial Instruments include swap contracts and options written.

         B.  SECURITIES TRANSACTIONS AND INCOME RECOGNITION

         Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis net of foreign withholding taxes and reclaims, if applicable. Interest income and expense are recorded on the accrual basis. Premiums and discounts on debt securities are amortized/accreted to interest expense/income using the interest method. Realized gains and losses from security and foreign currency transactions are calculated on the identified cost basis. The Fund does not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities held. Such fluctuations are included in net realized and unrealized gain or loss from investments. Net realized exchange gain or loss from foreign currency transactions represent net foreign exchange gain or loss from forward foreign currency contracts, disposition of foreign currencies, currency gain or loss realized between the trade and settlement dates on security transactions, and the difference between the

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2008

--------------------------------------------------------------------------------

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         B.  SECURITIES TRANSACTIONS AND INCOME RECOGNITION (CONTINUED)

         amount of net investment income recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid. Net unrealized foreign exchange gain or loss arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates.

C.       FUND COSTS

         The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value, including valuation services provided by third parties; costs of insurance; registration expenses; organization costs; expenses of meetings of Directors and Members; all costs with respect to communications to Members; and other types of expenses approved by the Directors.

D.       INCOME TAXES

         The Fund has reclassified $558,006 and $4,465,583 from accumulated net investment loss and accumulated net realized loss from investments and foreign currency transactions, respectively, to net capital contributions during the six month period ended June 30, 2008. The reclassification was to reflect, as an adjustment to net capital contributions, the amount of estimated taxable income or loss that have been allocated to the Fund's Members and had no effect on net assets.

         In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Fund's tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2004 - 2006) and the positions to be taken for the federal income tax return to be filed for the tax year ended December 31, 2007 for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Fund's financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

         Each Member is individually required to report on its own tax returns its distributive share of the Fund's taxable income or loss.

E.       CASH AND CASH EQUIVALENTS

         Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest, which is included in interest receivable

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2008

--------------------------------------------------------------------------------

2.      SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         E.  CASH AND CASH EQUIVALENTS (CONTINUED)

         on the Statement of Assets, Liabilities and Members' Capital.

         F.  USE OF ESTIMATES

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Manager believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

3.       RELATED PARTY TRANSACTIONS

         UBSFA provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services. In consideration for such services, the Fund pays UBSFA a monthly management fee (the "Management Fee") at an annual rate of 1.25% of the Fund's net assets, excluding assets attributable to the Manager's capital account. The Fee is paid to UBSFA out of the Fund's assets and debited against the Member's capital accounts, excluding the Manager's capital account. A portion of the Fee is paid by UBSFA to OrbiMed.

         UBS Financial Services Inc. ("UBS FSI"), a wholly-owned subsidiary of UBS Americas, Inc., acts as a placement agent for the Fund, without special compensation from the Fund, and will bear its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

         The Fund may execute portfolio transactions through UBS FSI and its affiliates. For the period from January 1, 2008 to June 30, 2008, UBS FSI and its affiliates earned brokerage commissions of $16,194 from portfolio transactions executed on behalf of the Fund.

         The net increase (or decrease) in Members' capital derived from operations (net income or loss) is initially allocated to the capital accounts of all Members on a pro-rata basis, other than the Management Fee which is similarly allocated to all Members other than the Manager as described above. At the end of the twelve month period following the admission of a Member to the Fund and generally at the end of each fiscal year thereafter, upon a Member's withdrawal from the Fund, the Manager is entitled to an incentive allocation (the "Incentive Allocation") of 20% of the net profits, (defined as net increase in Members Capital derived from operations) if any, that would have been credited to the Member's capital account for such period. The Incentive Allocation will be made only with respect to net profits that exceed any net losses previously debited from the account of such Member which have not been offset by any net profits subsequently credited to the account of the Member. There was no Incentive Allocation for the period from January 1, 2008 to June 30, 2008 and $4,404,098 for the year ended December 31, 2007. For Members which were not in the Fund for twelve months as of the period from

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2008

--------------------------------------------------------------------------------

3.       RELATED PARTY TRANSACTIONS (CONTINUED)

         January 1, 2008 to June 30, 2008, and for the year ended December 31, 2007 an Incentive Allocation period has not occurred and therefore no amount has been recorded in the financial statements with respect to such Members.

         Initial and additional applications for interests by eligible members may be accepted at such times as the Fund may determine and are generally accepted monthly. The Fund reserves the right to reject any application for interests.

         The Fund from time to time may offer to repurchase interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Manager expects that generally, it will recommend to the Directors that the Fund offer to repurchase interests from Members twice each year in March and September. A Member's interest in the Fund, or a portion thereof, can only be transferred or assigned (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the written approval of the Directors, which may be withheld in their sole and absolute discretion.

         Each Director of the Fund receives an annual retainer of $7,500 plus a fee for each meeting attended. The Chairman of the Board of Directors and the Chairman of the Audit Committee of the Board of Directors each receive an additional annual retainer in the amounts of $10,000 and $15,000, respectively. These additional annual retainer amounts are paid for by the Fund on a pro-rata basis with eleven other UBS funds where UBS Fund Adviser LLC is the investment adviser. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses. Total amounts expensed by the Fund related to Directors for the period from January 1, 2008 to June 30, 2008 were $24,492, which is included in miscellaneous expense.

         As described in the private placement memorandum, certain brokerage arrangements provide that OrbiMed receives soft dollar credits related to brokerage commissions paid by the Fund and other clients. Such credits can be used by OrbiMed for research and related services that would then be paid for, or provided by, the broker. The research services obtained by OrbiMed through the use of soft dollar credits can be for the benefit of the Fund or other accounts managed by OrbiMed.

4.       ADMINISTRATION AND CUSTODIAN FEES

         PFPC Trust Company (an affiliate of PNC Bank, NA) serves as custodian (the "Custodian") of the Fund's assets and provides custodial services for the Fund. PFPC Trust Company entered into a service agreement whereby PNC Bank, NA provides securities clearance functions.

         PNC Global Investment Services (also an affiliate of PNC Bank, NA) serves as Administrator and Accounting Agent to the Fund, and in that capacity provides certain administrative, accounting, record keeping, tax and Member related services. PNC Global Investment Services receives a monthly fee primarily based upon (i) the average net assets of the Fund subject to a minimum monthly fee, and (ii) the aggregate net assets of the Fund and certain other investment funds sponsored or advised by UBS

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2008

--------------------------------------------------------------------------------

4.       ADMINISTRATION AND CUSTODIAN FEES (CONTINUED)

         Americas, Inc. or its affiliates. Additionally, the Fund reimburses certain out of pocket expenses incurred by PNC Global Investment Services.

5.       SECURITIES TRANSACTIONS

         Aggregate purchases and proceeds from sales of investment securities and swaps for the period from January 1, 2008 to June 30, 2008 amounted to $336,284,573 and $389,508,920, respectively. Included in these amounts are purchases and proceeds from securities sold, not yet purchased amounting to $121,976,690 and $157,669,693, respectively and purchases and sales of options and warrants amounting to $5,364,117 and $8,050,741, respectively. Net realized gain resulting from short positions was $11,278,159 for the period from January 1, 2008 to June 30, 2008.

         Accumulated net unrealized depreciation on investments was $19,588,230.

         At December 31, 2007, the tax basis of investments was $210,840,612 resulting in accumulated net unrealized appreciation on investments of $6,137,463, which consists of $43,787,772 gross unrealized appreciation and $37,650,309 gross unrealized depreciation. The difference between the book and tax basis investments is primarily attributable to wash sales. The tax basis of investments for 2008 will not be finalized by the Fund until after the fiscal year end.

6.       DUE TO BROKERS

         The Fund has the ability to trade on margin and, in that connection, may borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The 1940 Act requires the Fund to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Fund incurs the indebtedness. The Fund pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. For the period from January 1, 2008 to June 30, 2008, the Fund's average interest rate paid on borrowings was 6.24% per annum and the average borrowings outstanding were $55,840,641. The Fund had borrowings outstanding at June 30, 2008 totaling $53,640,100, recorded as due to brokers on the Statement of Assets, Liabilities and Members' Capital. Interest expense relating to these borrowings for the period from January 1, 2008 to June 30, 2008 was $1,047,362, of which $127,785 was payable at June 30, 2008.
         Accordingly, the Fund has a concentration of individual counterparty credit risk with the prime broker. The Fund pledges securities in an account at the Custodian, for the benefit of the Prime Broker. During the period from January 1, 2008 to June 30, 2008 the Fund recorded margin interest expense of $175,619 and loan interest expense of $871,743.

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2008

--------------------------------------------------------------------------------

7.       DUE FROM BROKERS

         Securities sold, not yet purchased represents obligations of the Fund to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Fund's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the Statement of Assets, Liabilities and Members' Capital. The cash due from brokers (Morgan Stanley & Co. Incorporated and Goldman Sachs & Co.) is primarily related to securities sold, not yet purchased; its use is therefore restricted until the securities are purchased.

8. DERIVATIVE CONTRACTS AND FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

         Derivative contracts serve as components of the Fund's investment strategies and are utilized to structure and hedge investments to enhance performance and reduce risk to the Fund as well as for speculative purposes and other independent profit opportunities. The derivative contracts that the Fund holds include foreign currency forwards and futures contracts, options, and swaps. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities and Members' Capital.

         Swaps represent agreements that obligate two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or otherwise determined notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Therefore, amounts required for the future satisfaction of the swap may be greater or less than the amount recorded. The ultimate gain or loss depends upon the price or rate at which the underlying financial instrument of the swap is valued at the swap's settlement date. The Fund is subject to the market risk associated with changes in the value of the underlying asset, as well as exposure to credit risk associated with counterparty nonperformance on swap contracts which is limited to the unrealized gains inherent in such contracts which are recognized on the Statement of Assets, Liabilities and Members' Capital. The unrealized gain or loss, rather than the contract amount, represents the approximate cash to be received or paid, respectively.

         The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against either specific transactions or portfolio  positions.  The  Fund  may also  purchase  and sell  forward contracts to seek to increase total return. All commitments are "marked-to-market" daily at the applicable translation rates and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains or losses at the time a forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

         During the period from January 1, 2008 to June 30, 2008, the Fund did not trade any futures contracts.

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2008

--------------------------------------------------------------------------------

8. DERIVATIVE CONTRACTS AND FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

         Written option activity for the period from January 1, 2008 to June 30, 2008 for UBS Eucalyptus Fund, L.L.C. is as follows:


     ---------------------------------------- ---------------------- ---------------------------
                                                       NUMBER OF              AMOUNT OF PREMIUMS
                                                       CONTRACTS                    RECEIVED
     ---------------------------------------- ---------------------- ---------------------------
     Options outstanding at December 31,
     2007                                                9,740                    $ 1,640,221
     ---------------------------------------- ---------------------- ---------------------------
     Options written                                    62,692                      6,835,165
     ---------------------------------------- ---------------------- ---------------------------
     Options terminated in closing
     purchase transactions                             (19,983)                    (3,246,807)
     ---------------------------------------- ---------------------- ---------------------------
     Options expired prior to exercise                 (32,308)                    (2,799,491)
     ---------------------------------------- ---------------------- ---------------------------
     Options outstanding at June 30, 2008               20,141                    $ 2,429,088
     ---------------------------------------- ---------------------- ---------------------------

         During the period from January 1, 2008 to June 30, 2008, the net realized loss on written option contracts was $913,523.

9.       INDEMNIFICATION

         In the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Fund. Based on its history and experience, management feels that the likelihood of such an event is remote.

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2008

--------------------------------------------------------------------------------

10.      FINANCIAL HIGHLIGHTS

         The following represents the ratios to average net assets and other supplemental information for the periods indicated:



                                           PERIOD FROM
                                           JANUARY 1,                           YEARS ENDED DECEMBER 31,
                                          2008 TO JUNE                          ------------------------
                                           30, 2008(f)      2007           2006           2005           2004           2003
                                           -----------      ----           ----           ----           ----           ----

     Ratio of net investment loss to
     average net assets(d)                  (0.56)%(a)     (1.67)%       (1.23)%        (1.48)%        (1.38)%        (1.43)%

     Ratio of total expenses to
     average net assets before
     Incentive Allocation(d)                  3.33%(a)       3.44%         2.81%          2.20%          1.94%          1.98%

     Ratio of total expenses to
     average net assets after
     Incentive Allocation(e),(d)              3.33%(a)       5.11%         5.37%          3.82%          2.21%          2.01%


     Portfolio turnover rate                169.19%        179.85%        65.08%         62.86%         57.85%         65.34%

     Total return before Incentive         (14.29)%          8.85%        13.48%         10.50%          3.91%         38.98%
     Allocation(b)

     Total return after Incentive          (14.29)%          7.08%        10.78%          8.40%          3.13%         31.18%
     Allocation(c)

                                             27.95%         25.11%        16.16%         11.15%          8.61%         13.18%
     Average debt ratio(d)

     Net asset value at end of period     $180,346,753   $236,425,074  $281,362,869   $280,981,482   $281,519,204   $247,119,114

         (a)  Annualized.

         (b) Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund.

         (c) Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, after Incentive Allocation to the Manager, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized. An individual member's ratios and return may vary from the above based on Incentive Allocation, if applicable and the timing of capital transactions.

         (d) The average net assets used in the above ratios are calculated using pre-tender net assets.

         (e) Ratio of total expenses to average net assets after Incentive Allocation to the Manager may vary from the above for individual Members due to Incentive Allocation, if applicable, and timing of capital transactions.

         (f)  Unaudited.

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                    SCHEDULE OF PORTFOLIO INVESTMENT (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2008


        PAR                                                                                                  MARKET VALUE
-------------------------------------------------------------------------------------------------------------------------
                    INVESTMENTS IN SECURITIES (116.59%)
                    -----------------------------------
                    CORPORATE BONDS (3.57%)
                    -----------------------
                    MEDICAL - BIOMEDICAL/GENETICS (0.19%)
 $        900,000   Oscient Pharmaceuticals Corp., (Callable 05/10/10 @100.00), 3.50%, 04/15/11              $    346,500
                                                                                                             ------------

                    MEDICAL - DRUGS (3.20%)
        1,857,171   Cinacalcet Royalty Sub LLC., 144A, 8.00%, 03/30/17                                          2,042,888
        3,913,354   Rotavirus Royalty Cub LLC., 144A, 9.613%, 10/15/14 *                                        3,717,686
                                                                                                             ------------
                                                                                                                5,760,574
                                                                                                             ------------

                    THERAPEUTICS (0.18%)
          600,000   Vion Pharmaceuticals, Inc., (Callable 02/15/10 @ 100.00), 7.75%, 02/15/12 (a)                 330,000
                                                                                                             ------------
                    TOTAL CORPORATE BONDS (Cost $7,323,376)                                                     6,437,074
                                                                                                             ------------



      SHARES
-------------------

                    COMMON STOCK (111.86%)
                    ----------------------
                    CHEMICALS (0.40%)
            8,500   Bayer AG - (Germany) **                                                                       715,944
                                                                                                             ------------

                    DENTAL SUPPLIES & EQUIP (2.17%)
          372,200   Align Technology, Inc.  *,(b)                                                               3,904,378
                                                                                                             ------------

                    DIAGNOSTIC EQUIPMENT (3.37%)
          128,000   Gen-Probe, Inc.  *,(b)                                                                      6,081,280
                                                                                                             ------------

                    DRUG DELIVERY SYSTEMS (0.47%)
          310,500   Antares Pharma, Inc.  *,(b)                                                                   223,560
          551,900   AP Pharma, Inc.  *,(b)                                                                        629,111
                                                                                                             ------------
                                                                                                                  852,671
                                                                                                             ------------

                    INVESTMENT COMPANIES (0.61%)
            5,100   Schweizerhall Holding AG - (Switzerland) **                                                 1,101,512
                                                                                                             ------------

                    MEDICAL - BIOMEDICAL/GENETICS (39.25%)
           55,000   Alexion Pharmaceuticals, Inc.  *,(b)                                                        3,987,500
           64,000   AMAG Pharmaceuticals, Inc.  *,(b)                                                           2,182,400
          176,000   Amgen, Inc.  *,(b)                                                                          8,300,160
          288,000   Ariad Pharmaceuticals, Inc.  *,(b)                                                            691,200
           91,700   Biogen Idec, Inc.  *,(b)                                                                    5,125,113
          589,200   Cytokinetics, Inc.  *,(b)                                                                   2,185,932
          190,200   Exelixis, Inc.  *,(b)                                                                         951,000
          625,000   Genelabs Technologies, Inc.  *,(b)                                                            393,750
          165,400   Genentech, Inc.  *,(b)                                                                     12,553,860
          161,000   Genzyme Corp.  *,(b)                                                                       11,572,680
           99,000   Gilead Sciences, Inc.  *,(b)                                                                5,242,050
          310,000   Human Genome Sciences, Inc.  *,(b)                                                          1,615,100
          181,100   InterMune, Inc.  *,(b)                                                                      2,376,032
           57,200   Maxygen, Inc.  *,(b)                                                                          193,908
          560,000   Neose Technologies, Inc.  *,(a)                                                               168,000
           94,400   Novelos Therapeutics, Inc.  *                                                                  47,200
           55,500   OSI Pharmaceuticals, Inc.  *,(b)                                                            2,293,260
          370,000   SGX Pharmaceuticals, Inc.  *,(a)                                                              499,500

    The preceding notes are an integral part of these financial statements.

                                                     UBS EUCALYPTUS FUND, L.L.C.
                         SCHEDULE OF PORTFOLIO INVESTMENT (UNAUDITED)(CONTINUED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2008


     SHARES                                                                                                  MARKET VALUE
-------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK (CONTINUED)
                    ------------------------
                    MEDICAL - BIOMEDICAL/GENETICS (CONTINUED)
          111,000   SGX Pharmaceuticals, Inc.  *,(b)                                                         $    112,110
          113,880   Silence Therapeutic PLC - (United Kingdom) *,**                                                73,658
          330,000   Targeted Genetics Corp.  *,(a)                                                                194,700
          183,000   Vertex Pharmaceuticals, Inc.  *,(b)                                                         6,125,010
           67,400   WuXi PharmaTech Cayman, Inc. - (Cayman Islands) *,**                                        1,368,220
        1,504,301   XOMA, Ltd.  *,(b)                                                                           2,542,269
                                                                                                             ------------
                                                                                                               70,794,612
                                                                                                             ------------

                    MEDICAL - DRUGS (32.62%)
          485,900   Bristol-Myers Squibb Co.  (b)                                                               9,975,527
          870,000   Indevus Pharmaceuticals, Inc.  *,(b)                                                        1,365,900
          106,400   Nichi-iko Pharmaceutical Co., Ltd. - (Japan) **, (b)                                        2,695,005
          515,700   Pfizer, Inc.  (b)                                                                           9,009,279
          582,000   Poniard Pharmaceuticals, Inc.  *,(b)                                                        2,467,680
           22,000   Roche Holding AG - (Switzerland) **, (b)                                                    4,393,088
           46,000   Sanofi-Aventis SA - (France) **                                                             3,075,122
          511,400   Schering-Plough Corp.  (b)                                                                 10,069,468
          210,000   Shionogi & Co., Ltd. - (Japan) **                                                           4,150,276
        9,638,100   Skyepharma PLC - (United Kingdom) *,**                                                      1,189,250
          217,800   Wyeth  (b)                                                                                 10,445,688
                                                                                                             ------------
                                                                                                               58,836,283
                                                                                                             ------------

                    MEDICAL - GENERIC DRUGS (12.36%)
           60,600   Barr Pharmaceuticals, Inc.  *,(b)                                                           2,731,848
           40,500   Impax Laboratories, Inc.  *,(b)                                                               360,045
          366,000   Mylan Laboratories, Inc.  *,(b)                                                             4,417,620
          425,200   Nippon Chemiphar Co., Ltd. - (Japan) **                                                     2,005,566
          300,000   Par Pharmaceutical Co., Inc.  *,(b)                                                         4,869,000
           90,800   Sawai Pharmaceutical Co., Ltd. - (Japan) **, (b)                                            3,828,838
           23,100   Teva Pharmaceutical Industries, Ltd.  **, (b), (c)                                          1,057,980
           81,000   Towa Pharmaceutical Co., Ltd. - (Japan) **                                                  3,025,895
                                                                                                             ------------
                                                                                                               22,296,792
                                                                                                             ------------

                    PATIENT MONITORING EQUIPMENT (0.61%)
          173,600   Aspect Medical Systems, Inc.  *,(b)                                                         1,091,944
                                                                                                             ------------
                    THERAPEUTICS (17.30%)
          261,400   Alexza Pharmaceuticals, Inc.  *,(b)                                                         1,029,916
          635,000   Allos Therapeutics, Inc.  *,(b)                                                             4,387,850
          121,700   BioMarin Pharmaceutical, Inc.  *,(b)                                                        3,526,866
          205,500   ImClone Systems, Inc.  *,(b)                                                                8,314,530
          449,982   Neurogen Corp.  *,(a)                                                                         440,307
          497,000   Neurogen Corp.  *,(b)                                                                         511,910
          175,400   Onyx Pharmaceuticals, Inc.  *,(b)                                                           6,244,240
          184,800   QLT, Inc.  *,**, (b)                                                                          633,864
          419,100   Trimeris, Inc.  (b)                                                                         1,978,152
           42,200   United Therapeutics Corp.  *,(b)                                                            4,125,050
                                                                                                             ------------
                                                                                                               31,192,685
                                                                                                             ------------

    The preceding notes are an integral part of these financial statements.

                                                     UBS EUCALYPTUS FUND, L.L.C.
                         SCHEDULE OF PORTFOLIO INVESTMENT (UNAUDITED)(CONTINUED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2008


     SHARES                                                                                                  MARKET VALUE
-------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK (CONTINUED)
                    ------------------------
                    ULTRA SOUND IMAGING SYSTEMS (1.89%)
          122,000   SonoSite, Inc.  *,(b)                                                                    $  3,417,220
                                                                                                             ------------

                    VENTURE CAPITAL (0.81%)
           22,800   HBM BioVentures AG - (Switzerland) *,**                                                     1,458,296
                                                                                                             ------------
                    TOTAL COMMON STOCK (Cost $218,818,685)                                                    201,743,617
                                                                                                             ------------

                    PREFERRED STOCKS (0.76%)
                    ------------------------
                    DIAGNOSTIC KITS (0.09%)
          640,000   Adaltis, Inc. - (Canada) *,**, (a)                                                            160,860
                                                                                                             ------------

                    MEDICAL - BIOMEDICAL/GENETICS (0.58%)
               27   Novelos Therapeutics, Inc., Series D  *,(a)                                                 1,044,999
                                                                                                             ------------

                    THERAPEUTICS (0.09%)
          758,700   Adherex Technologies, Inc. - (Canada) *,**, (a)                                               164,520
                                                                                                             ------------
                    TOTAL PREFERRED STOCKS (Cost $2,561,247)                                                    1,370,379
                                                                                                             ------------

                    WARRANTS (0.16%)
                    ----------------
                    DIAGNOSTIC KITS (0.00%)
          224,000   Adaltis, Inc. *,**, (a)                                                                         6,624
                                                                                                             ------------

                    DRUG DELIVERY SYSTEMS (0.00%)
          930,000   DOR BioPharma, Inc. *,(a)                                                                          --
                                                                                                             ------------

                    MEDICAL - BIOMEDICAL/GENETICS (0.06%)
          100,600   Entremed, Inc. *,(a)                                                                               --
          125,000   Genelabs Technologies, Inc. *,(a)                                                              11,250
          100,000   MicroIslet, Inc. *,(a)                                                                             --
          252,000   Neose Technologies, Inc. *,(a)                                                                 25,200
               45   Orchid Cellmark, Inc. *,(a)                                                                         1
               45   Orchid Cellmark, Inc. *,(a)                                                                        --
              120   Orchid Cellmark, Inc. *,(a)                                                                        --
          182,250   Prana Biotechnology Ltd *,**, (a), (d)                                                         18,225
           31,700   SGX Pharmaceuticals, Inc. *,(a)                                                                42,795
          330,000   Targeted Genetics Corp. *,(a)                                                                  16,500
                                                                                                             ------------
                                                                                                                  113,971
                                                                                                             ------------

                    MEDICAL - DRUGS (0.01%)
           43,750   Oscient Pharmaceuticals Corp. *,(a)                                                            14,875
                                                                                                             ------------

                    MEDICAL - IMAGING SYSTEMS (0.08%)
          650,000   Novelos Therapeutics, Inc. *,(a)                                                              143,000
                                                                                                             ------------

                    THERAPEUTICS (0.01%)
          750,000   Adherex Technologies, Inc. *,**, (a)                                                            7,392
          420,000   Adherex Technologies, Inc. *,**, (a)                                                               --
          224,991   Neurogen Corp. *                                                                                   --
           19,500   Vion Pharmaceuticals, Inc. *,(a)                                                                  195
                                                                                                             ------------
                                                                                                                    7,587
                                                                                                             ------------
                    TOTAL WARRANTS (Cost $591,662)                                                                286,057
                                                                                                             ------------

    The preceding notes are an integral part of these financial statements.

                                                     UBS EUCALYPTUS FUND, L.L.C.
                         SCHEDULE OF PORTFOLIO INVESTMENT (UNAUDITED)(CONTINUED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2008

    NUMBER OF
    CONTRACTS                                                                                                MARKET VALUE
----------------------------------------------------------------------------------------------------------------------------
                    CALL OPTIONS (0.08%)
                    --------------------
                    DIAGNOSTIC EQUIPMENT (0.02%)
              550   Affymetrix, Inc., $12.50 11/22/08 Call                                                   $     37,125
                                                                                                             ------------

                    MEDICAL - BIOMEDICAL/GENETICS (0.04%)
              310   AMAG Pharmaceuticals, Inc., $75.00 01/17/09 Call                                               29,450
              195   Celgene Corp., $65.00 07/19/07 Call                                                            27,788
               35   Illumina, Inc., $90.00 07/19/08  Call                                                           5,250
              370   Myriad Genetics, Inc., $60.00 07/19/08  Call                                                      925
                                                                                                             ------------
                                                                                                                   63,413
                                                                                                             ------------

                    MEDICAL - DRUGS (0.02%)
              150   Abbott Laboratories, $52.50 08/16/08 Call                                                      30,000
                                                                                                             ------------

                    MEDICAL - GENERIC DRUGS (0.00%)
              800   Par Pharmaceutical Co, Inc., $22.50 08/16/08 Call                                               6,000
                                                                                                             ------------

                    THERAPEUTICS (0.00%)
              370   BioMarin Pharmaceutical, Inc., $45.00 07/19/08 Call                                             1,850
                                                                                                             ------------
                    TOTAL CALL OPTIONS (Cost $1,016,886)                                                          138,388
                                                                                                             ------------

                    PUT OPTIONS (0.16%)
                    -------------------
                    MEDICAL - BIOMEDICAL/GENETICS (0.02%)
              370   Myriad Genetics, Inc., $45.00 07/19/08 Put                                                     42,550
                                                                                                             ------------

                    MEDICAL - DRUGS (0.06%)
              655   Elan Corp. PLC, $30.00 08/16/08 Put                                                            98,250
                                                                                                             ------------

                    MEDICAL - GENERIC DRUGS (0.02%)
              545   Barr Pharmaceuticals, Inc., $40.00 08/16/08 Put                                                29,975
                                                                                                             ------------

                    STOCK INDEX (0.06%)
              325   iShares NASDAQ Biotech Index Fund, $75.00 07/19/08 Put                                         25,187
              265   iShares NASDAQ Biotech Index Fund, $80.00 07/19/08 Put                                         88,775
                                                                                                             ------------
                                                                                                                  113,962
                                                                                                             ------------
                    TOTAL PUT OPTIONS (Cost $483,322)                                                             284,737
                                                                                                             ------------
                    INVESTMENTS IN SECURITIES (Cost $230,795,178)                                             210,260,252
                                                                                                             ------------
      SHARES
-------------------
                    SECURITIES SOLD, NOT YET PURCHASED ((43.41)%)
                    ---------------------------------------------
                    COMMON STOCK SOLD, NOT YET PURCHASED ((42.20)%)
                    -----------------------------------------------
                    DIAGNOSTIC KITS ((0.58)%)
          (52,000)  Qiagen NV - (Netherlands) *,**                                                             (1,046,760)
                                                                                                             ------------

                    DRUG DELIVERY SYSTEMS ((2.34)%)
         (245,500)  Alkermes, Inc.  *                                                                          (3,034,380)
         (117,900)  Flamel Technologies - (France) *,**                                                        (1,180,179)
                                                                                                             ------------
                                                                                                               (4,214,559)
                                                                                                             ------------

                    MEDICAL - BIOMEDICAL/GENETICS ((7.04)%)
          (47,900)  Alnylam Pharmaceuticals, Inc.  *                                                           (1,280,367)

    The preceding notes are an integral part of these financial statements.

                                                     UBS EUCALYPTUS FUND, L.L.C.
                         SCHEDULE OF PORTFOLIO INVESTMENT (UNAUDITED)(CONTINUED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2008


     SHARES                                                                                                  MARKET VALUE
-------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)
                    ------------------------------------------------
                    MEDICAL - BIOMEDICAL/GENETICS (CONTINUED)
           (4,100)  AMAG Pharmaceuticals, Inc.  *                                                            $   (139,810)
         (890,300)  Ark Therapeutics Group PLC - (United Kingdom) *,**                                           (970,086)
         (152,800)  Bioms Medical Corp. - (Canada) *,**                                                          (484,960)
          (37,000)  Illumina, Inc.  *                                                                          (3,223,070)
         (117,500)  Incyte Corp., Ltd.  *                                                                        (894,175)
          (74,300)  Intercell AG - (Austria) *,**                                                              (3,675,784)
       (1,464,100)  Oxford Biomedica PLC - (United Kingdom) *,**                                                 (670,175)
         (568,300)  Protherics PLC - (United Kingdom) *,**                                                       (353,442)
         (140,000)  Zeltia S.A. - (Spain) **                                                                   (1,001,418)
                                                                                                             ------------
                                                                                                              (12,693,287)
                                                                                                             ------------

                    MEDICAL - DRUGS ((20.82)%)
          (74,000)  Chugai Pharmaceutical Co., Ltd. - (Japan) **                                               (1,186,038)
         (188,000)  Daiichi Sankyo Co., Ltd. - (Japan) **                                                      (5,187,490)
         (250,000)  Dainippon Sumitomo Pharma Co., Ltd. - (Japan) **                                           (2,025,848)
          (50,600)  Elan Corp. PLC  *,**                                                                       (1,798,830)
         (109,000)  Eli Lilly & Co.                                                                            (5,031,440)
         (216,000)  GlaxoSmithKline PLC - (United Kingdom) **                                                  (4,784,526)
         (152,000)  H. Lundbeck A/S - (Denmark) **                                                             (3,468,084)
          (19,300)  Hi-Tech Pharmacal Co, Inc.  *                                                                (193,000)
         (101,200)  King Pharmaceuticals, Inc.  *                                                              (1,059,564)
          (25,900)  KV Pharmaceutical Co.  *                                                                     (500,647)
          (75,000)  Mitsubishi Tanabe Pharma Corp. - (Japan) **                                                  (982,029)
          (98,000)  Ono Pharmaceutical Co., Ltd. - (Japan) **                                                  (5,408,235)
         (172,000)  Pain Therapeutics, Inc.  *                                                                 (1,358,800)
          (72,600)  Pozen, Inc.  *                                                                               (789,888)
          (41,000)  Sciele Pharma, Inc.                                                                          (793,350)
          (73,100)  Taisho Pharmaceutical Co., Ltd. - (Japan) **                                               (1,357,803)
          (94,800)  Valeant Pharmaceuticals International  *                                                   (1,622,028)
                                                                                                             ------------
                                                                                                              (37,547,600)
                                                                                                             ------------

                    MEDICAL INSTRUMENTS ((1.29)%)
         (190,000)  Boston Scientific Corp.  *                                                                 (2,335,100)
                                                                                                             ------------

                    MEDICAL PRODUCTS ((1.67)%)
         (123,800)  Accuray, Inc.  *                                                                             (902,502)
          (53,900)  Luminex Corp.  *                                                                           (1,107,645)
          (19,400)  Varian Medical Systems, Inc.  *                                                            (1,005,890)
                                                                                                             ------------
                                                                                                               (3,016,037)
                                                                                                             ------------

                    STOCK INDEX ((7.28)%)
          (28,000)  iShares NASDAQ Biotechnology Index Fund  *                                                 (2,151,520)
         (129,325)  iShares Russell 2000 Index Fund                                                            (8,929,891)
          (16,000)  SPDR Trust Series 1  *                                                                     (2,047,680)
                                                                                                             ------------
                                                                                                              (13,129,091)
                                                                                                             ------------

                    THERAPEUTICS ((1.18)%)
          (76,300)  Isis Pharmaceuticals, Inc.  *                                                              (1,039,969)

    The preceding notes are an integral part of these financial statements.

                                                     UBS EUCALYPTUS FUND, L.L.C.
                         SCHEDULE OF PORTFOLIO INVESTMENT (UNAUDITED)(CONTINUED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2008


     SHARES                                                                                                  MARKET VALUE
-------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)
                    ------------------------------------------------
                    THERAPEUTICS (CONTINUED)
         (233,700)  Questcor Pharmaceuticals, Inc.  *                                                    $     (1,084,368)
                                                                                                             ------------
                                                                                                               (2,124,337)
                                                                                                             ------------
                    TOTAL COMMON STOCK SOLD, NOT YET PURCHASED (Cost $(77,418,678))                           (76,106,771)
                                                                                                             ------------


    NUMBER OF
    CONTRACTS
-------------------
                    WRITTEN OPTIONS ((1.21)%)
                    -------------------------
                    DIAGNOSTIC EQUIPMENT ((0.10)%)
             (550)  Affymetrix, Inc., $10.00 11/22/08 Put                                                         (66,000)
             (550)  Affymetrix, Inc., $17.50 11/22/08 Call                                                         (5,500)
             (380)  Gen-Probe, Inc., $50.00 07/19/08 Put                                                         (109,250)
                                                                                                             ------------
                                                                                                                 (180,750)
                                                                                                             ------------

                    MEDICAL - BIOMEDICAL/GENETICS ((0.38)%)
              (30)  AMAG Pharmaceuticals, Inc., $70.00 01/17/09 Call                                               (3,150)
             (475)  Amgen, Inc.,  $45.00 07/19/08 Call                                                           (118,988)
             (630)  Amgen, Inc., $42.50 07/19/08 Put                                                               (4,410)
             (390)  Celgene Corp., $50.00 07/19/08 Put                                                             (2,925)
              (45)  Celgene Corp., $55.00 07/19/08 Put                                                               (900)
             (195)  Celgene Corp., $70.00 07/19/08 Call                                                            (5,850)
             (490)  Genzyme Corp., $75.50 07/19/08 Call                                                           (71,050)
             (325)  Gilead Sciences, Inc., $55.00 07/19/08 Call                                                   (26,000)
             (515)  Illumina, Inc., $80.00 07/19/08 Call                                                         (396,550)
             (370)  Myriad Genetics, Inc., $40.00 07/19/08 Put                                                     (4,625)
             (370)  Myriad Genetics, Inc., $50.00 07/19/08 Call                                                   (10,175)
             (545)  Vertex Pharmaceuticals, Inc., $35.00 07/19/08 Call                                            (44,962)
                                                                                                             ------------
                                                                                                                 (689,585)
                                                                                                             ------------

                    MEDICAL - DRUGS ((0.24)%)
             (375)  Abbott Laboratories, $47.50 08/16/08 Put                                                      (14,063)
             (150)  Abbott Laboratories, $57.50 08/16/08 Call                                                      (5,625)
             (385)  Elan Corp. PLC., $26.00 07/19/08 Put                                                           (4,812)
             (835)  Elan Corp. PLC., $35.00 07/19/08 Call                                                        (171,175)
             (280)  Merck & Co, Inc., $37.50 07/19/08 Put                                                         (21,700)
             (830)  Pfizer, Inc.,  $17.50 08/16/08 Put                                                            (68,475)
             (480)  Savient Pharmaceuticals, Inc., $22.50 07/19/08 Put                                            (21,600)
           (1,175)  Schering-Plough Corp., $12.50 08/16/08 Put                                                     (2,937)
             (435)  Shire Ltd., $47.50  07/19/08 Put                                                              (31,538)
             (500)  Wyeth, $40.00 07/19/08 Put                                                                     (1,250)
             (655)  Wyeth, $47.50 07/19/08 Call                                                                   (91,700)
                                                                                                             ------------
                                                                                                                 (434,875)
                                                                                                             ------------

                    MEDICAL - GENERIC DRUGS ((0.26)%)
             (545)  Barr Pharmaceuticals, Inc., $35.00 08/16/08 Put                                                (6,812)
             (220)  Barr Pharmaceuticals, Inc., $40.00 07/19/08 Put                                                (1,100)
             (616)  Barr Pharmaceuticals, Inc., $45.00 08/16/08 Call                                             (143,220)
             (800)  Par Pharmaceutical Co, Inc., $20.00 08/16/08 Put                                             (308,000)

    The preceding notes are an integral part of these financial statements.

                                                     UBS EUCALYPTUS FUND, L.L.C.
                         SCHEDULE OF PORTFOLIO INVESTMENT (UNAUDITED)(CONTINUED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2008


    NUMBER OF
    CONTRACTS                                                                                                MARKET VALUE
----------------------------------------------------------------------------------------------------------------------------
                    WRITTEN OPTIONS (CONTINUED)
                    ---------------------------
                    MEDICAL - GENERIC DRUGS (CONTINUED)
             (800)  Par Pharmaceutical Co, Inc., $30.00 08/16/08 Call                                        $     (2,000)
             (665)  Teva Pharmaceutical Industries Ltd., $42.50 07/19/08 Put                                      (11,638)
                                                                                                             ------------
                                                                                                                 (472,770)
                                                                                                             ------------

                    MEDICAL INSTRUMENTS ((0.04)%)
             (790)  Boston Scientific Corp., $12.50 08/16/08 Put                                                  (67,150)
                                                                                                             ------------

                    MEDICAL PRODUCTS (0.00%)
             (435)  Covidien Ltd, $45.00 07/19/08 Put                                                              (6,525)
                                                                                                             ------------

                    STOCK INDEX ((0.02)%)
             (325)  iShares NASDAQ Biotechnology Index Fund, $70.00 07/19/08 Put                                   (4,875)
             (650)  iShares NASDAQ Biotechnology Index Fund, $80.00 07/19/08 Call                                 (22,750)
                                                                                                             ------------
                                                                                                                  (27,625)
                                                                                                             ------------

                    THERAPEUTICS ((0.17)%)
             (785)  Amylin Pharmaceuticals, Inc., $25.00 07/19/08 Put                                             (76,538)
             (245)  BioMarin Pharmaceutical, Inc., $35.00 07/19/08 Put                                           (148,225)
             (370)  BioMarin Pharmaceutical, Inc., $40.00 07/19/09 Call                                            (3,700)
             (455)  ImClone Systems, Inc.,  $40.00 07/19/08 Put                                                   (50,050)
             (480)  Onyx Pharmaceuticals, Inc., $30.00 08/16/08 Put                                               (25,200)
                                                                                                             ------------
                                                                                                                 (303,713)
                                                                                                             ------------
                    TOTAL WRITTEN OPTIONS (Premiums $(2,429,088))                                              (2,182,993)
                                                                                                             ------------

                    DERIVATIVE CONTRACTS ((0.32)%)
                    ------------------------------
                    SWAPS ((0.32)%)
                    Equity Swap, Long Exposure                                                                 (1,055,463)
                    Equity Swap, Short Exposure                                                                   487,909
                                                                                                             ------------
                    TOTAL SWAPS - NET                                                                            (567,554)
                                                                                                             ------------
                    TOTAL DERIVATIVE CONTRACTS - NET                                                             (567,554)
                                                                                                             ------------
         TOTAL NET INVESTMENTS IN SECURITIES -- 72.86%                                                        131,402,934
                                                                                                             ------------
         OTHER ASSETS IN EXCESS OF OTHER LIABILITIES -- 27.14%                                                 48,943,819
                                                                                                             ------------
         TOTAL NET ASSETS -- 100.00%                                                                         $180,346,753
                                                                                                             ============

*   Non-income producing security
**  Foreign
(a) Private investment in public equity (freely tradeable) at market value.
(b) Partially or wholly held ($164,559,030 total market value) in a pledged account by the Custodian as collateral for securities sold, not yet purchased.
(c) American Depository Receipt
(d) Australian Dollar


    The preceding notes are an integral part of these financial statements.

                                                     UBS EUCALYPTUS FUND, L.L.C.
                         SCHEDULE OF PORTFOLIO INVESTMENT (UNAUDITED)(CONTINUED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2008


EQUITY SWAPS
------------
UBS EUCALYPTUS FUND, L.L.C. HAD THE FOLLOWING OPEN EQUITY SWAPS AS OF JUNE 30, 2008:


     Notional      Maturity                              Description                                     Unrealized
     --------      --------                              -----------                                     ----------
     Amount          Date                                                                        Appreciation/(Depreciation)
     ------          ----                                                                        ---------------------------
       Buy             *     Agreement with Goldman Sachs & Co., to receive the total return of
  $16,203,885.78             the Orbimed Custom Index M&A Modified in an exchange for an amount
                             to be paid monthly, equal to the USD LIBOR-BBA Monthly plus 40 bps.          $(1,055,463)

       Sell            *     Agreement with Goldman Sachs & Co., to receive the total return of
 $(18,878,221.59)            the Orbimed Custom  Modified Short Hedge in an exchange for an amount to be paid monthly, equal to the USD LIBOR-BBA Monthly plus
                             80 bps.                                                                      $   487,909
                                                                                                          -----------

                                                                                                          $  (567,554)
                                                                                                          ===========

----------------
* Perpetual maturity. Resets monthly.



                                                                   June 30, 2008
Investments in Securities - By Country              Percentage of Net Assets (%)
--------------------------------------              ----------------------------
  United States                                                        75.59%
  Switzerland                                                           3.86%
  France                                                                1.05%
  Cayman Islands                                                        0.76%
  Germany                                                               0.40%
  Australia                                                             0.01%
  Canada                                                               (0.08%)
  Japan                                                                (0.25%)
  Spain                                                                (0.56%)
  Netherlands                                                          (0.58%)
  Denmark                                                              (1.92%)
  Austria                                                              (2.04%)
  United Kingdom                                                       (3.06%)




                                                                   June 30, 2008
Investments in Derivative Contracts - By Country    Percentage of Net Assets (%)
 -----------------------------------------------    ----------------------------
  United States                                                       (0.32%)


     The preceding notes are an integral part of these financial statements.

                           UBS Eucalyptus Fund, L.L.C.

         The Directors (including the Independent Directors) last evaluated the Investment Advisory Agreement at a meeting on May 8, 2008. The Directors met in an executive session during which they were advised by and had the opportunity to discuss with independent legal counsel the approval of the Investment Advisory Agreement. The Directors reviewed materials furnished by the Adviser, including information regarding the Adviser, its affiliates and its personnel, operations and financial condition. Tables indicating comparative fee information, and comparative performance information, as well as a summary financial analysis for the Fund, were also included in the meeting materials and were reviewed and discussed. The Directors discussed with representatives of the Adviser the Fund's operations and the Adviser's ability to provide advisory and other services to the Fund.

         The Directors reviewed, among other things, the nature of the advisory services to be provided to the Fund by the Adviser, including its investment process, and the experience of the investment advisory and other personnel proposing to provide services to the Fund. The Directors discussed the ability of the Adviser to manage the Fund's investments in accordance with the Fund's stated investment objectives and policies, as well as the services to be provided by the Adviser to the Fund, including administrative and compliance services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements and other services necessary for the operation of the Fund. The Directors acknowledged the Adviser's employment of highly skilled investment professionals, research analysts and administrative, legal and compliance staff members to ensure that a high level of quality in compliance and administrative services would be provided to the Fund. The Directors also recognized the benefits which the Fund derives from the resources available to the Adviser and the Adviser's affiliates, including UBS AG and UBS Financial Services Inc. ("UBS Financial"). Accordingly, the Directors felt that the quality of service offered by the Adviser to the Fund was appropriate, and that the Adviser's personnel had sufficient expertise to manage the Fund.

         The Directors reviewed the performance of the Fund and compared that performance to the performance of other investment companies presented by UBS Financial which had objectives and strategies similar to those of the Fund and which are managed by other, third-party investment advisers ("Comparable Funds"). The Directors recognized that the Comparable Funds, as private funds, are not subject to certain investment restrictions under the 1940 Act that are applicable to the Fund and which can adversely affect the Funds' performance relative to that of the Comparable Funds. The Directors observed that although the Fund's performance since inception was below the range of performance of the Comparable Funds, they continued to have confidence in the Fund's portfolio manager and the Fund's adviser. The Directors also compared the volatility of the Fund to that of its Comparable Funds. The Directors noted that the volatility of the Fund was below the median volatility of its Comparable Funds.

         The Directors considered the fees being charged by the Adviser for its services to the Fund as compared to those charged to the Comparable Funds, and as compared to the management and incentive fees charged by UBS Fund Advisor, L.L.C. ("UBSFA") and its affiliates for other UBS alternative investment products. The information presented to the Directors showed that the Fund's management fee was equal to the median management fee charged to its Comparable Funds, and that its incentive fee was equal to the incentive fee being charged to each of its Comparable Funds. In comparing the management and incentive fees being charged to the Fund to the fees being charged by UBSFA and its affiliates for other UBS alternative investment products, the Directors observed that the management fee and incentive fee charged to the Fund were identical to, or lower than, the comparable fees being charged to each of the Alternative Investment Group's other single-manager funds. In light of the foregoing, the Directors felt that the combination of management fee and incentive fee being charged to the Fund was appropriate.

         The Directors also considered the profitability of UBSFA both before payment to brokers and after payment to brokers and concluded that the profits to be realized by UBSFA and its affiliates under the Fund's Investment Advisory Agreement and from other relationships between the Fund and UBSFA were within a range the Directors considered reasonable and appropriate. The Directors also discussed the fact that the Fund was not large enough at that time to support a request for breakpoints due to economies of scale. The Directors determined that the fees did not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm's-length bargaining, and concluded that the fees were reasonable. The Directors concluded that approval of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.





ITEM 2.  CODE OF ETHICS.

Not applicable.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.


Not applicable.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6.  INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b) Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)  Not applicable.

(b) There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

    (a)(1)  Not applicable.

    (a)(2)  Certifications  pursuant  to Rule  30a-2(a)  under  the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

    (a)(3)  Not applicable.

    (b)     Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               UBS Eucalyptus Fund, L.L.C.
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Stephen Roussin
                         -------------------------------------------------------
                           Stephen Roussin, Principal Executive Officer

Date     8/26/08
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Stephen Roussin
                         -------------------------------------------------------
                           Stephen Roussin, Principal Executive Officer

Date     8/26/08
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Robert Aufenanger
                         -------------------------------------------------------
                           Robert Aufenanger, Principal Financial Officer

Date     8/26/08
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.